Segment Information - Assets by Segment (Details) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021
Segment Reporting Information [Line Items]
Total assets	$ 311,022	$ 311,022	$ 373,914	$ 373,914	$ 353,510
Operating Segments | Retail Annuities
Segment Reporting Information [Line Items]
Total assets		269,755		328,227
Operating Segments | Closed Life and Annuity Blocks
Segment Reporting Information [Line Items]
Total assets		28,927		32,311
Operating Segments | Institutional Products
Segment Reporting Information [Line Items]
Total assets		10,175		10,712
Corporate and Other
Segment Reporting Information [Line Items]
Total assets		$ 2,165		$ 2,664